BUSINESS SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Schedule of business segment information
Included in Eliminations/Corporate are the eliminations among the five segments, as well as general and corporate items. Business segment information is presented below (in millions):

	Year Ended December 31,
	2011	2010	2009
Net Sales
AWP	$1,750.0	$1,076.3	$845.3
Construction	1,505.6	1,081.2	832.9
Cranes	1,543.0	1,419.2	1,739.1
MHPS	1,077.3	364.4	152.6
MP	682.8	533.1	353.6
Corporate and Other / Eliminations	(54.1)	(56.0)	(65.1)
Total	$6,504.6	$4,418.2	$3,858.4
Income (loss) from Operations
AWP	$86.3	$2.8	$(154.7)
Construction	(18.4)	(52.0)	(243.4)
Cranes	25.7	54.6	112.4
MHPS	(64.7)	(21.1)	(8.8)
MP	59.5	24.5	(49.3)
Corporate and Other / Eliminations *	(7.2)	(82.6)	(57.9)
Total	$81.2	$(73.8)	$(401.7)
Depreciation and Amortization
AWP	$17.7	$18.1	$17.9
Construction	25.5	28.4	29.6
Cranes	26.9	22.9	21.8
MHPS	35.8	15.0	7.2
MP	5.8	5.7	5.7
Corporate	14.9	14.7	11.2
Total	$126.6	$104.8	$93.4
Capital Expenditures
AWP	$14.9	$19.4	$6.8
Construction	17.5	9.7	5.5
Cranes	13.2	12.4	10.4
MHPS	17.0	1.1	0.5
MP	2.6	2.6	7.2
Corporate	13.9	9.8	20.0
Total	$79.1	$55.0	$50.4

* Corporate cost allocation method to segments increased in 2011.

	December 31,
	2011	2010
Identifiable Assets
AWP	$1,039.5	$837.2
Construction	1,232.3	1,186.8
Cranes	1,517.4	1,577.8
MHPS	2,890.2	723.2
MP	928.7	913.2
Corporate and Other / Eliminations	(544.7)	278.2
Total	$7,063.4	$5,516.4

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
Geographic segment information is presented below (in millions):

	Year Ended December 31,
	2011	2010	2009
Net Sales
United States	$1,858.3	$1,191.8	$1,008.3
United Kingdom	288.6	203.6	246.9
Germany	582.5	313.3	337.4
Other European countries	1,320.3	891.3	937.8
All other	2,454.9	1,818.2	1,328.0
Total	$6,504.6	$4,418.2	$3,858.4

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]

	December 31,
	2011	2010
Long-lived Assets
United States	$184.5	$167.1
United Kingdom	36.7	38.8
Germany	313.3	127.4
Other European countries	124.2	114.4
All other	176.8	125.8
Total	$835.5	$573.5